Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 63.6	$ 34.7	$ 107.8	$ 70.1	$ 140.7	$ 150.7
FTS International, Inc
Property, Plant and Equipment [Line Items]
Acquired assets			328.7
Sale leaseback transaction, net book value	$ 48.2		$ 48.2